Line of Business (Narrative) (Details) visit in Millions, fan in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Sep. 30, 2016 fan vertical operating_segment visit	Jun. 30, 2016 reporting_unit	Jun. 30, 2016 operating_segment	Jun. 30, 2015 operating_segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments (in operating segment)	1	3	3	3	3	3	1
Number of verticals | vertical				13
Number of Facebook fans | fan				13.5
Number of website visits | visit				14.4